SUBSEQUENT EVENTS - Warrant Agreements (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Exercise price of warrants	$ 11.50	$ 11.50
Debt Commitment Letter | Penny Warrants
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued	2,593,056
Debt Commitment Letter | $10 warrants
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued	1,600,000
Percentage of common stock issuable on exercise of warrants	5.60%
Exercise price of warrants	$ 10
Equity Facility
SUBSEQUENT EVENTS
Maximum aggregate purchase price	$ 150